Liabilities Subject to Compromise - Summary of Prepetition Liabilities Subject to Compromise (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Liabilities Subject To Compromise Textual [Abstract]
Liabilities subject to compromise difference amount	R$ 63,960,008	R$ 63,960,008